Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		500,000,000
Common Stock, Shares, Outstanding	20,123,386	8,120,000